UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file Number 811-5276

                  Value Line Strategic Asset Management Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                    220 East 42nd Street, New York, NY 10017
                    ----------------------------------------

                               David T. Henigson
                    ---------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-907-1500

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005

Item 1: Schedule of Investments.

Value Line Strategic Asset Management Trust
Schedule of Investments (unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

Common Stocks - (73.9%)

Advertising - (0.3%)
        40,000 R.H. Donnelley Corp.*                           $       2,323,600

Aerospace/Defense - (1.4%)
        12,000 Engineered Support Systems, Inc.                          642,240
        21,000 L-3 Communications Holdings, Inc.                       1,491,420
        24,000 Precision Castparts Corp.                               1,848,240
        66,000 Rockwell Collins, Inc.                                  3,140,940
        41,000 United Defense Industries, Inc.                         3,010,220
                                                               -----------------
                                                                      10,133,060

Air Transport - (0.4%)
        33,000 FedEx Corp.                                             3,100,350

Apparel - (0.2%)
        40,000 Polo Ralph Lauren Corp.                                 1,552,000

Auto & Truck - (0.2%)
        21,000 Oshkosh Truck Corp.                                     1,721,790

Auto Parts - (1.3%)
        36,000 Autoliv, Inc.                                           1,715,400
        29,000 BorgWarner, Inc.                                        1,411,720
        26,000 Eaton Corp.                                             1,700,400
        84,000 Johnson Controls, Inc.                                  4,683,840
                                                               -----------------
                                                                       9,511,360

Bank - (2.5%)
        70,000 Bank of Hawaii Corp.                                    3,168,200
        23,000 City National Corp.                                     1,605,860
        43,000 Compass Bancshares, Inc.                                1,952,200
        33,000 Hibernia Corp. Class "A"                                1,056,330
        22,000 M&T Bank Corp.                                          2,245,320
        70,969 North Fork Bancorporation, Inc.                         1,968,680
        23,520 TD Banknorth, Inc.*                                       734,765
        32,000 Webster Financial Corp.                                 1,453,120
        72,000 Wells Fargo & Co.                                       4,305,600
                                                               -----------------
                                                                      18,490,075

Bank - Canadian - (0.1%)
        11,284 Toronto-Dominion Bank (The)                               466,593

Bank - Midwest - (0.4%)
        61,000 Huntington Bancshares, Inc.                             1,457,900
        60,000 TCF Financial Corp.                                     1,629,000
                                                               -----------------
                                                                       3,086,900

Beverage - (0.9%)
        24,000 Brown-Forman Corp. Class "B"                            1,314,000
        94,000 Constellation Brands, Inc. Class "A"*                   4,969,780
                                                               -----------------
                                                                       6,283,780

Biotechnology - (0.5%)
        23,000 Gen-Probe, Inc.*                                        1,024,880
        33,000 Medicines Co. (The)*                                      747,780
        34,000 United Therapeutics Corp.*                              1,553,630
                                                               -----------------
                                                                       3,326,290

Building Materials - (0.2%)
        29,000 Jacobs Engineering Group, Inc.*                         1,505,680

Canadian Energy - (0.5%)
        35,000 NOVA Chemicals Corp.                                    1,503,250
        63,000 Talisman Energy, Inc.                                   2,151,450
                                                               -----------------
                                                                       3,654,700

Cement - (0.3%)
        26,400 Ceradyne, Inc.*                                           590,568
        31,600 Florida Rock Industries, Inc.                           1,858,712
                                                               -----------------
                                                                       2,449,280

Chemical - Basic - (0.4%)
        32,000 Potash Corp. of Saskatchewan, Inc.                      2,800,320

Chemical - Diversified - (1.1%)
        27,000 Air Products and Chemicals, Inc.                        1,708,830
        24,000 Cytec Industries, Inc.                                  1,302,000
        28,000 Monsanto Co.                                            1,806,000
        42,000 3M Co.                                                  3,598,980
                                                               -----------------
                                                                       8,415,810

Chemical - Speciality - (1.2%)
       108,000 Ecolab, Inc.                                            3,569,400
       104,000 Praxair, Inc.                                           4,977,440
                                                               -----------------
                                                                       8,546,840

Coal - (0.3%)
        50,000 Peabody Energy Corp.                                    2,318,000

Computer & Peripherals - (0.6%)
        56,000 Dell, Inc.*                                             2,151,520
        46,000 NCR Corp.*                                              1,552,040
         8,500 Zebra Technologies Corp. Class "A"*                       403,665
                                                               -----------------
                                                                       4,107,225

Computer Software & Services - (1.8%)
        78,000 Autodesk, Inc.                                          2,321,280
        46,000 CACI International, Inc. Class "A"*                     2,540,580
        56,000 Cognizant Technology Solutions Corp. Class "A"*         2,587,200
        71,000 Cognos, Inc.*                                           2,977,740
        27,000 Infosys Technologies Ltd.                               1,990,710
        14,000 MicroStrategy, Inc. Class "A"*                            759,780
                                                               -----------------
                                                                      13,177,290

Diversified Companies - (4.1%)
       180,000 American Standard Cos., Inc.                            8,366,400
        49,000 AMETEK, Inc.                                            1,972,250
        17,000 Brink's Co. (The)                                         588,200
        73,600 Danaher Corp.                                           3,930,976
        26,000 Fortune Brands, Inc.                                    2,096,380
        75,000 ITT Industries, Inc.                                    6,768,000
        20,400 Parker Hannifin Corp.                                   1,242,768
        43,000 Pentair, Inc.                                           1,677,000
        24,000 Textron, Inc.                                           1,790,880
        18,000 United Technologies Corp.                               1,829,880
                                                               -----------------
                                                                      30,262,734

Drug - (0.8%)
        38,000 Covance, Inc.*                                          1,809,180
        47,000 MGI Pharma, Inc.*                                       1,187,690
        86,000 Teva Pharmaceutical Industries Ltd. (ADR)               2,666,000
                                                               -----------------
                                                                       5,662,870

E-Commerce - (0.3%)
       196,000 TIBCO Software, Inc.*                                   1,460,200
        17,000 Websense, Inc.*                                           914,600
                                                               -----------------
                                                                       2,374,800

Electrical Equipment - (1.3%)
       120,000 FLIR Systems, Inc.*                                     3,636,000
        15,000 Rayovac Corp.*                                            624,000
        43,000 Rockwell Automation, Inc.                               2,435,520
        55,000 Trimble Navigation Ltd.*                                1,859,550
        46,000 WESCO International, Inc.*                              1,288,000
                                                               -----------------
                                                                       9,843,070

Electrical Utility - Central - (1.0%)
        38,000 Entergy Corp.                                           2,685,080
        57,000 TXU Corp.                                               4,538,910
                                                               -----------------
                                                                       7,223,990

Electrical Utility - East - (0.5%)
        37,000 Exelon Corp.                                            1,697,930
        52,000 The Southern Company                                    1,655,160
                                                               -----------------
                                                                       3,353,090

Electrical Utility - West - (0.2%)
        41,000 Sempra Energy                                           1,633,440

Electronics - (1.1%)
        60,000 Harman International Industries, Inc.                   5,307,600
        54,000 Harris Corp.                                            1,763,100
        18,000 Plantronics, Inc.                                         685,440
                                                               -----------------
                                                                       7,756,140

Entertainment Technology - (0.4%)
        30,000 Avid Technology, Inc.*                                  1,623,600
        23,000 Electronic Arts Inc.*                                   1,190,940
                                                               -----------------
                                                                       2,814,540

Environmental Services - (0.4%)
        53,000 Republic Services, Inc.                                 1,774,440
        20,000 Stericycle, Inc.*                                         884,000
                                                               -----------------
                                                                       2,658,440

Financial Services - (1.5%)
         5,400 BlackRock, Inc. Class "A"                                 404,622
        16,000 Brown & Brown, Inc.                                       737,440
        40,000 Doral Financial Corp.                                     875,600
        26,300 Global Payments Inc.                                    1,696,087
        30,000 Investors Financial Services Corp.                      1,467,300
        48,000 SLM Corp.                                               2,392,320
        24,000 First Marblehead Corp. (The)*                           1,380,720
        49,000 Willis Group Holdings Ltd.                              1,806,630
                                                               -----------------
                                                                      10,760,719

Food Processing - (1.8%)
        72,000 Archer-Daniels-Midland Co.                              1,769,760
        43,000 Bunge Ltd.                                              2,316,840
        57,000 Dean Foods Co.*                                         1,955,100
        28,000 Hershey Foods Corp.                                     1,692,880
        42,000 McCormick & Company, Inc.                               1,446,060
        25,760 Smucker (J.M.) Co.                                      1,295,728
        37,000 Wrigley (Wm.) Jr. Co.                                   2,426,090
                                                               -----------------
                                                                      12,902,458

Food Wholesalers - (0.4%)
        92,000 Sysco Corp.                                             3,293,600

Furniture/Home Furnishings - (0.1%)
        13,000 Mohawk Industries, Inc.*                                1,095,900

Grocery - (0.6%)
        43,000 Whole Foods Market, Inc.                                4,391,590

Home Appliance - (0.9%)
        23,000 Black & Decker Corp. (The)                              1,816,770
        52,000 Toro Co. (The)                                          4,602,000
                                                               -----------------
                                                                       6,418,770

Hotel/Gaming - (1.7%)
        50,000 Boyd Gaming Corp.                                       2,607,500
        29,000 Choice Hotels International, Inc.                       1,796,550
        27,000 Harrah's Entertainment, Inc.                            1,743,660
        18,000 MGM MIRAGE*                                             1,274,760
        27,000 Starwood Hotels & Resorts Worldwide, Inc.               1,620,810
        30,000 Station Casinos, Inc.                                   2,026,500
        51,000 WMS Industries, Inc.*                                   1,436,160
                                                               -----------------
                                                                      12,505,940

Household Products - (0.8%)
        42,000 Energizer Holdings, Inc.*                               2,511,600
        26,000 Scotts Miracle-Gro Co. (The) Class "A"*                 1,825,980
        55,000 Yankee Candle Company, Inc. (The)                       1,743,500
                                                               -----------------
                                                                       6,081,080

Industrial Services - (0.7%)
        10,000 Amdocs Ltd.                                               284,000
        41,000 C.H. Robinson Worldwide, Inc.                           2,112,730
         7,000 Expeditors International of Washington, Inc.              374,850
        61,000 Iron Mountain Inc.*                                     1,759,240
        24,000 Navigant Consulting, Inc.*                                653,520
                                                               -----------------
                                                                       5,184,340

Information Services - (1.2%)
        55,000 Alliance Data Systems Corp.*                            2,222,000
        23,000 Corporate Executive Board Co. (The)                     1,470,850
        36,000 Dun & Bradstreet Corp.(The)*                            2,212,200
        21,400 Getty Images, Inc.*                                     1,521,754
        22,000 Moody's Corp.                                           1,778,920
                                                               -----------------
                                                                       9,205,724

Insurance-Life - (0.5%)
        33,000 Manulife Financial Corp.                                1,581,360
        46,000 Torchmark Corp.                                         2,401,200
                                                               -----------------
                                                                       3,982,560

Insurance Property & Casualty - (1.7%)
        63,000 Berkley (W.R.) Corp.                                    3,124,800
        50,000 Everest Re Group, Ltd.                                  4,255,500
        68,750 Fidelity National Financial, Inc.                       2,264,625
        35,000 Progressive Corp. (The)                                 3,211,600
                                                               -----------------
                                                                      12,856,525

Internet - (0.6%)
        80,000 eBay Inc.*                                              2,980,800
        48,000 VeriSign, Inc.*                                         1,377,600
                                                               -----------------
                                                                       4,358,400

Machinery - (1.1%)
        39,000 Actuant Corp. - Class "A"*                              1,751,880
        29,000 Briggs & Stratton Corp.                                 1,055,890
        20,000 Caterpillar, Inc.                                       1,828,800
        42,000 Donaldson Co., Inc.                                     1,355,760
        52,000 Graco Inc.                                              2,098,720
                                                               -----------------
                                                                       8,091,050

Manufactured Housing/Recreation Vehicle - (0.3%)
        30,000 Thor Industries, Inc.                                     897,300
        46,000 Winnebago Industries, Inc.                              1,453,600
                                                               -----------------
                                                                       2,350,900

Maritime - (0.2%)
        30,000 Teekay Shipping Corp.                                   1,348,500

Medical Services - (3.1%)
        32,000 Aetna, Inc.                                             2,398,400
        27,500 Coventry Health Care, Inc.*                             1,873,850
        54,256 DaVita, Inc.*                                           2,270,614
         5,000 Quest Diagnostics, Inc.                                   525,650
        57,000 Renal Care Group, Inc.*                                 2,162,580
        41,000 Sierra Health Services, Inc.*                           2,617,440
        42,640 Unitedhealth Group, Inc.                                4,067,003
        30,000 WellChoice, Inc.*                                       1,599,300
        43,000 WellPoint, Inc.*                                        5,390,050
                                                               -----------------
                                                                      22,904,887

Medical Supplies - (5.6%)
        40,000 Advanced Medical Optics, Inc.*                          1,448,400
        84,000 Biomet, Inc.                                            3,049,200
        43,000 C.R. Bard, Inc.                                         2,927,440
        15,000 Charles River Laboratories International*                 705,600
         8,000 Cytyc Corp.*                                              184,080
        35,000 Edwards Lifesciences Corp.*                             1,512,700
        66,000 Fisher Scientific International, Inc.*                  3,756,720
        70,000 Henry Schein, Inc.*                                     2,508,800
        31,000 IDEXX Laboratories, Inc.*                               1,678,960
        30,000 INAMED Corp.*                                           2,096,400
        35,000 Johnson & Johnson                                       2,350,600
        18,000 Mentor Corp.                                              577,800
        80,000 Patterson Companies, Inc.*                              3,996,000
       132,000 St. Jude Medical, Inc.*                                 4,752,000
        33,000 The Cooper Cos., Inc.                                   2,405,700
       170,000 Varian Medical Systems, Inc.*                           5,827,600
        20,000 Zimmer Holdings, Inc.*                                  1,556,200
                                                               -----------------
                                                                      41,334,200

Metal Fabricating - (0.2%)
        26,000 Harsco Corp.                                            1,549,860

Metals & Mining - General - (0.2%)
        30,000 Cameco Corp.                                            1,327,200

Natural Gas - Distribution - (0.4%)
        66,000 UGI Corp.                                               2,997,720

Natural Gas - Diversified - (2.3%)
        42,000 Energen Corp.                                           2,797,200
        35,000 Equitable Resources, Inc.                               2,010,400
        21,000 Kinder Morgan, Inc.                                     1,589,700
        87,500 Patina Oil & Gas Corp.                                  3,500,000
        34,000 Questar Corp.                                           2,014,500
         4,000 Southwestern Energy Co.*                                  227,040
       148,888 XTO Energy, Inc.                                        4,889,482
                                                               -----------------
                                                                      17,028,322

Newspaper - (0.4%)
        50,000 Scripps (E.W.) Co. Class "A"                            2,437,500
           700 Washington Post Co. (The) - Class "B"                     625,800
                                                               -----------------
                                                                       3,063,300

Office Equipment & Supplies - (0.5%)
       118,000 Staples, Inc.                                           3,708,740

Oilfield Services/Equipment (0.2%)
        49,000 FMC Technologies, Inc.*                                 1,625,820

Packaging & Container - (0.7%)
        54,000 Ball Corp.                                              2,239,920
        56,000 Jarden Corp.*                                           2,569,280
                                                               -----------------
                                                                       4,809,200

Petroleum - Integrated - (1.0%)
        19,000 ConocoPhillips                                          2,048,960
        37,000 Denbury Resources, Inc.*                                1,303,510
        23,000 Murphy Oil Corp.                                        2,270,790
        23,000 Premcor, Inc.                                           1,372,640
        10,000 Valero Energy Corp.                                       732,700
                                                               -----------------
                                                                       7,728,600

Petroleum - Producing - (1.9%)
        43,000 Apache Corp.                                            2,632,890
        40,000 Burlington Resources, Inc.                              2,002,800
       100,000 Chesapeake Energy Corp.                                 2,194,000
         5,000 Cimarex Energy Co.*                                       195,000
        25,000 Pogo Producing Co.                                      1,231,000
         5,000 Precision Drilling Corp.*                                 373,300
        43,800 Range Resources Corp.                                   1,023,168
        31,000 Suncor Energy, Inc.                                     1,246,510
         2,000 Tenaris S.A.                                              123,020
        62,000 Ultra Petroleum Corp.*                                  3,149,600
                                                               -----------------
                                                                      14,171,288

Pharmacy - (0.7%)
        92,700 Caremark Rx, Inc.*                                      3,687,606
        19,000 Express Scripts, Inc.*                                  1,656,610
                                                               -----------------
                                                                       5,344,216

Publishing - (0.6%)
        44,000 Donnelley (R.R.) & Sons Co.                             1,391,280
        35,000 Meredith Corp.                                          1,636,250
        20,000 McGraw-Hill Cos., Inc. (The)                            1,745,000
                                                               -----------------
                                                                       4,772,530

R.E.I.T. - (1.1%)
        24,000 American Home Mortgage Investment Corp.                   687,360
        15,000 CBL & Associates Properties, Inc.                       1,072,650
        30,000 iStar Financial, Inc.                                   1,235,400
        30,000 Macerich Co. (The)                                      1,598,400
        54,000 ProLogis                                                2,003,400
        12,000 Regency Centers Corp.                                     571,560
        18,000 Weingarten Realty Investors                               621,180
                                                               -----------------
                                                                       7,789,950

Railroad - (1.8%)
        34,000 Burlington Northern Santa Fe Corp.                      1,833,620
        36,000 Canadian National Railway Co.                           2,279,160
       101,000 CP Holders, Inc. (ADR)                                  9,306,140
                                                               -----------------
                                                                      13,418,920

Recreation - (1.0%)
        36,000 Brunswick Corp.                                         1,686,600
        24,000 Polaris Industries, Inc.                                1,685,520
        38,000 Royal Caribbean Cruises Ltd.                            1,698,220
        76,500 Shuffle Master, Inc.*                                   2,215,440
                                                               -----------------
                                                                       7,285,780

Restaurant - (2.3%)
       120,000 Applebee's International, Inc.                          3,307,200
        46,000 Cheesecake Factory, Inc. (The)*                         1,630,700
        80,000 McDonald's Corp.                                        2,491,200
        45,000 P.F. Changs China Bistro, Inc.*                         2,691,000
        29,000 Panera Bread Co. Class "A"*                             1,639,370
        56,500 Sonic Corp.*                                            1,887,100
        25,000 Starbucks Corp.*                                        1,291,500
        45,000 Yum! Brands, Inc.                                       2,331,450
                                                               -----------------
                                                                      17,269,520

Retail Automotive - (0.4%)
        30,600 Advance Auto Parts, Inc.*                               1,543,770
        34,000 O'Reilly Automotive, Inc.*                              1,684,020
                                                               -----------------
                                                                       3,227,790

Retail Building Supplies - (0.9%)
        51,000 Fastenal Co.                                            2,820,810
        64,000 Hughes Supply, Inc.                                     1,904,000
        31,000 Lowe's Cos., Inc.                                       1,769,790
                                                               -----------------
                                                                       6,494,600

Retail - Special Lines - (4.2%)
        45,000 Aeropostale, Inc.*                                      1,473,750
        54,000 American Eagle Outfitters, Inc.                         1,595,700
        40,000 bebe Stores, Inc.                                       1,358,000
       110,000 Bed Bath & Beyond, Inc.*                                4,019,400
        70,000 Chico's FAS, Inc.*                                      1,978,200
        59,000 Claire's Stores, Inc.                                   1,359,360
       125,000 Coach, Inc.*                                            7,078,750
         2,000 Dick's Sporting Goods, Inc.*                               73,460
        33,000 Guitar Center, Inc.*                                    1,809,390
        44,000 Michaels Stores, Inc.                                   1,597,200
        70,000 PETsMART, Inc.                                          2,012,500
        58,000 Quiksilver, Inc.*                                       1,683,740
        16,000 Ross Stores, Inc.                                         466,240
        68,000 TJX Cos., Inc. (The)                                    1,674,840
        53,000 Urban Outfitters, Inc.*                                 2,542,410
                                                               -----------------
                                                                      30,722,940

Retail Store - (1.0%)
        21,000 Neiman Marcus Group, Inc. (The) Class "A"               1,921,710
        30,000 Nordstrom, Inc.                                         1,661,400
        46,500 Penney (J.C.) Co., Inc.                                 2,414,280
        12,400 Sears Holdings Corp.*                                   1,651,308
                                                               -----------------
                                                                       7,648,698

Securities Brokerage - (0.7%)
        20,000 Bear Stearns Cos., Inc. (The)                           1,998,000
        22,000 Legg Mason, Inc.                                        1,719,080
        17,000 Lehman Brothers Holdings, Inc.                          1,600,720
                                                               -----------------
                                                                       5,317,800

Semiconductor - (0.3%)
        80,000 ATI Technologies, Inc.*                                 1,380,800
        19,000 Sigmatel, Inc.*                                           711,170
                                                               -----------------
                                                                       2,091,970

Shoe - (0.4%)
        21,000 NIKE, Inc. Class "B"                                    1,749,510
        22,000 Timberland Co. (The) Class "A"*                         1,560,460
                                                               -----------------
                                                                       3,309,970

Steel - General - (0.1%)
         9,000 IPSCO, Inc.                                               459,000

Telecommunication Equipment - (0.3%)
        51,000 Marvell Technology Group Ltd. *                         1,955,340
        14,000 Tekelec, Inc.*                                            223,160
                                                               -----------------
                                                                       2,178,500

Telecommunication Services - (0.6%)
        62,000 Crown Castle International Corp.*                         995,720
        36,000 NII Holdings, Inc.*                                     2,070,000
        73,000 Sprint Corp.                                            1,660,750
                                                               -----------------
                                                                       4,726,470

Thrift - (1.1%)
        90,200 Golden West Financial Corp.                             5,457,100
       129,000 Sovereign Bancorp, Inc.                                 2,858,640
                                                               -----------------
                                                                       8,315,740

Tire & Rubber - (0.2%)
        24,000 Carlisle Cos., Inc.                                     1,674,480

Trucking/Transportation Leasing - (0.7%)
        28,000 CNF, Inc.                                               1,310,120
        43,000 Hunt (J.B.) Transport Services, Inc.                    1,882,110
        33,000 Yellow Roadway Corp.*                                   1,931,820
                                                               -----------------
                                                                       5,124,050

Wireless Networking - (0.2%)
        16,000 Research In Motion Ltd.*                                1,222,720

               Total Common Stocks
                   (Cost $380,584,050)                               546,026,894
                                                               -----------------

U.S. Treasury Obligations - (1.9%)
-----------------------------------------------------------------------------------------------------
Principal
Amount                                                                                          Value
-----------------------------------------------------------------------------------------------------
     2,000,000 United States Treasury Notes 3.5%, due 11/15/06                              1,993,750
     3,000,000 United States Treasury Notes 4.00%, due 11/15/12                             2,928,750
     8,000,000 United States Treasury Bonds 6.125%, 11/15/27                                9,350,312
                                                                                    -----------------
               Total U.S. Treasury Obligations
                  (Cost $13,406,621)                                                       14,272,812

U.S. Government Agency Obligations - (10.6%)
-----------------------------------------------------------------------------------------------------
     7,000,000 Private Export Funding Corp. Series "J" 7.650%,
                  due 5/15/06                                                               7,292,957
     6,000,000 Federal Home Loan Banks 3.50%, due 8/15/06                                   5,972,010
     4,000,000 Federal National Mortgage Association 3.310%, due 1/26/07                    3,952,976
     7,000,000 Federal Home Loan Banks 3.375%, due 2/23/07                                  6,924,764
     6,000,000 Federal Home Loan Mortgage Corp. 4.875%, due 3/15/07                         6,101,082
     8,000,000 Federal National Mortgage Association 5.250%, due 4/15/07                    8,187,688
     4,000,000 Federal Home Loan Mortgage Corp. 3.25%, due 11/2/07                          3,917,208
     6,000,000 Federal Home Loan Banks 3.05%,
                  (until 11/9/05 4% thereafter) due 11/9/07                                 5,920,134
     4,000,000 Federal Home Loan Banks 3.30%, due 12/28/07                                  3,866,716
     5,000,000 Federal National Mortgage Association 3.250%, due 1/15/08                    4,875,445
    10,000,000 Federal National Mortgage Assocation Pool #380188, 6.450%, 4/1/08           10,301,560
     2,000,000 Federal Home Loan Mortgage Corp. 5.875%, due 3/21/11                         2,103,320
     4,000,000 Federal Home Loan Mortgage Corp. 5.250%, due 11/5/12                         3,980,600
     2,000,000 Federal Home Loan Mortgage Corp. 4.500%, due 1/15/13                         1,966,392
     2,973,824 Federal National Mortgage Assocation Pool #802813, 5.00%, 11/1/34            2,909,370
                                                                                    -----------------

               Total U.S. Government Agency Obligations
                  (Cost $78,083,243)                                                       78,272,222
                                                                                    -----------------

Corporate Notes - (0.8%)
     6,000,000 SLM Corp. Floating Rate Notes, 4.88%,** due 4/1/14                           5,772,180
               Total Corporate Notes
                  (Cost $5,958,862)                                                         5,772,180

               Total Investment Securities - 87.3%
                  (Cost $478,032,775)                                                     644,344,108
                                                                                    -----------------

Short-Term Investments - (12.6%)
U.S. Government Agency Obligations - (4.1%)
    20,000,000 Federal Home Loan Bank 2.55%, discount note due 4/1/05                      20,000,000
    10,000,000 Federal Home Loan Bank 2.49%, discount note due 4/8/05                       9,995,158
                                                                                    -----------------
                                                                                           29,995,158
Corporate Bonds - (0.7%)
     5,000,000 Nebhelp, Inc., Series A-2
                  3.10%, 4/7/05***                                                          5,000,000

Repurchase Agreements**** - (7.8%)
(including accrued interest)
    28,900,000 Collateralized by $24,903,000 U.S. Treasury
               Bonds 6.125%, due 8/15/29, with a value of
               $29,477,550 (with UBS Warburg LLC, 2.50%,
               dated 3/31/05, due 4/1/05 delivery value $28,902,007)                       28,902,007
    28,500,000 Collateralized by $23,055,000 U.S. Treasury
               Bonds 6.875%, due 8/15/25, with a value of
               $29,054,634 (with Morgan Stanley, 2.40%,
               dated 3/31/05, due 4/1/05 delivery value $28,501,900)                       28,501,900
                                                                                    -----------------

               Total Repurchase Agreements
                  (Cost $57,403,907)                                                       57,403,907
                                                                                    -----------------

Total Short-Term Investments
   (Cost $92,399,065)                                                               $      92,399,065
Cash and Other Assets
   In Excess of Liabilities - (0.2%)                                                        1,574,905
                                                                                    -----------------

Net Assets (100.0%)                                                                 $     738,318,078
                                                                                    =================

         Glossary:
           *  Non-income producing
          **  Rate at 3/31/05, Floating Rate changes monthly.
         *** Rate at 3/31/05, Floating Rate changes weekly.
        **** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
       (ADR) - American Depositary Receipts


The Fund's unrealized appreciation/depreciation as of March 31, 2005 was as follows:

                                                                   Total Net
                                                                  Unrealized
            Total Cost       Appreciation        Depreciation    Appreciation
         ---------------------------------------------------------------------
           $ 570,431,841     $172,533,419        $(6,222,087)    $166,311,332
         ---------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:    /s/ Jean B. Buttner
       ---------------------------
       Jean B. Buttner, President

Date:  05/26/2005
       ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ David T. Henigson
         --------------------------------------
         David T. Henigson, Vice President,
         Treasurer, Principal Financial Officer

Date:    05/26/2005
         ---------------------------